Gain on Sale of a Business - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Deposits from customers	$ 73	$ 118
Gain on sale of East Fishkill (“EFK”) business	403	0	$ 0
Discontinued Operations - Tampines, Singapore Facility
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration received	406	$ 170
Gain on sale of East Fishkill (“EFK”) business	403
Net assets	$ (9)